Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY CONCORD STREET TRUST
Prospectus Date	rr_ProspectusDate	Apr. 29, 2017
02.28 Fidelity 500 Index Fund Institutional, Institutional Premium PRO-07 | Fidelity® 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
02.28 Fidelity 500 Index Fund Institutional, Institutional Premium PRO-07 | Fidelity® 500 Index Fund | Fidelity 500 Index Fund-Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.015%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.015%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.03%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
1 year	rr_ExpenseExampleYear01	$ 3
3 years	rr_ExpenseExampleYear03	10
5 years	rr_ExpenseExampleYear05	17
10 years	rr_ExpenseExampleYear10	$ 39
02.28 Fidelity 500 Index Fund Institutional, Institutional Premium PRO-07 | Fidelity® 500 Index Fund | Fidelity 500 Index Fund-Institutional Premium Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.015%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Total annual operating expenses	rr_ExpensesOverAssets	0.015%
1 year	rr_ExpenseExampleYear01	$ 2
3 years	rr_ExpenseExampleYear03	5
5 years	rr_ExpenseExampleYear05	8
10 years	rr_ExpenseExampleYear10	$ 19

[1]	Adjusted to reflect current fees.